Income Tax Benefit/(Expense) - Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Amounts that would be recognized directly in equity if brought to account
Current tax recorded in equity (if brought to account)	$ (142)	$ (525)	$ (2,293)
Deferred tax recorded in equity (if brought to account)	715	905	1,266
Current and deferred tax relating to items credited (charged) directly to equity	$ 573	$ 380	$ (1,027)